Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventories	$ 858	$ 1,911
Lubricants [Member]
Inventory [Line Items]
Inventories	457	617
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 401	$ 1,294